Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.93)	$ (1.39)	$ (3.24)
Weighted average number of ordinary shares outstanding diluted	12,095,477	10,794,594	5,306,225